S000057731 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	84 Months Ended	86 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Municipal Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.08%	1.05%	[2]
Performance Inception Date	[1],[2]			Jan. 01, 2019
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.25%	0.80%		2.68%	[2]
Performance Inception Date	[2],[3]				Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		3.43%	1.08%		2.46%	[2]
Performance Inception Date	[2]				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.38%	1.04%		2.40%	[2]
Performance Inception Date	[2]				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	1.39%		2.43%	[2]
Performance Inception Date	[2]				Nov. 02, 2018

[1]
The Morningstar Municipal Bond Blended Index is composed of 70% Bloomberg Municipal Bond Index and 30% Bloomberg Municipal 1‑3 Year Bond Index. The Bloomberg U.S. Municipal Index covers the USD‑denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. . The Bloomberg Municipal 1‑3 Year Bond Index is an unmanaged index that consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.

[2]	Inception date for Morningstar Municipal Bond Blended Index is 1/1/2019.
[3]
The Bloomberg U.S. Municipal Index covers the USD‑denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. .